Shareholder Report, Line Graph (Details) 195131_Pacer US Cash Cows Bond Fund_TF_TSR Annual {TF} - USD ($)		12 Months Ended
	Dec. 17, 2024	Oct. 31, 2025
Pacer US Cash Cows Bond ETF
Account Value [Line Items]
Line Graph and Table Measure Name		Pacer US Cash Cows Bond ETF NAV
Accumulated Value	$ 10,000	$ 10,554
Solactive Pacer US Cash Cows Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Solactive Pacer US Cash Cows Bond Index
Accumulated Value	10,000	$ 10,597
iBoxx Investment Grade Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		iBoxx Investment Grade Index
Accumulated Value	$ 10,000	$ 10,629